Other intangible assets - Schedule of analysis of other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 3,604
Intangible assets other than goodwill, ending balance	3,431	£ 3,604
Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714
Intangible assets other than goodwill, ending balance	1,714	1,714
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,339
Intangible assets other than goodwill, ending balance	1,335	1,339
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	551
Intangible assets other than goodwill, ending balance	382	551
Gas Business Enablement system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	370
Intangible assets other than goodwill, ending balance	320	370
Intangible assets other than goodwill, in service amount	£ 320	369
Amortised period (in years)	10 years
UK General Ledger system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 87
Intangible assets other than goodwill, ending balance	£ 81	87
Amortised period (in years)	10 years
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 5,341	4,659
Exchange adjustments	(51)	111
Additions	481	578
Disposals	(23)	(17)
Reclassifications	162	10
Reclassification to held for sale (note 10)	(711)
Intangible assets other than goodwill, ending balance	5,199	5,341
Gross carrying amount | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714	1,714
Exchange adjustments	0	0
Additions	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0
Intangible assets other than goodwill, ending balance	1,714	1,714
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	3,066	2,075
Exchange adjustments	(45)	79
Additions	17	34
Disposals	(23)	(17)
Reclassifications	598	895
Reclassification to held for sale (note 10)	(520)
Intangible assets other than goodwill, ending balance	3,093	3,066
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	561	870
Exchange adjustments	(6)	32
Additions	464	544
Disposals	0	0
Reclassifications	(436)	(885)
Reclassification to held for sale (note 10)	(191)
Intangible assets other than goodwill, ending balance	392	561
Accumulated amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,737)	(1,387)
Exchange adjustments	23	(51)
Amortisation charge for the year	(301)	(291)
Disposals	23	15
Reclassifications	(161)	(23)
Reclassification to held for sale (note 10)	385
Intangible assets other than goodwill, ending balance	(1,768)	(1,737)
Accumulated amortisation | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0
Intangible assets other than goodwill, ending balance	0	0
Accumulated amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,727)	(1,377)
Exchange adjustments	23	(51)
Amortisation charge for the year	(301)	(291)
Disposals	23	15
Reclassifications	(161)	(23)
Reclassification to held for sale (note 10)	385
Intangible assets other than goodwill, ending balance	(1,758)	(1,727)
Accumulated amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(10)	(10)
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)	0
Intangible assets other than goodwill, ending balance	£ (10)	£ (10)